DEBT	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
DEBT	DEBT
The following table presents a summary of the Company's outstanding debt as at December 31, 2023:

		December 31, 2023
(in thousands of U.S. dollars)	Maturity dates	Coupon/stated interest rates	Interest rate floor		Interest rate cap		Effective interest rates(1)	Extension options(2)	Total facility	Outstanding balance
Term Loan (3), (4)	April 2024	SOFR+2.30%	0.50	% SOFR	4.25	% SOFR	6.55%	6 months	$296,256	$296,256
Warehouse credit facility 2022 (5)	January 2025	SOFR+1.95%	0.15	% SOFR	3.25	% SOFR	5.20%	N/A	200,000	153,302
Securitization debt 2018-1(3)	May 2025	3.96%	N/A		N/A		3.96%	N/A	282,726	282,726
Securitization debt 2020-2(3)	November 2027	1.94%	N/A		N/A		1.94%	N/A	406,364	406,364
Securitization debt 2023-2(14)	December 2028	5.09%	N/A		N/A		6.40%	N/A	360,188	360,188
Single-family rental wholly-owned properties borrowings									1,545,534	1,498,836
SFR JV-1 securitization debt 2019-1(3)	March 2026	3.12%	N/A		N/A		3.12%	N/A	331,292	331,292
SFR JV-1 securitization debt 2020-1(3)	July 2026	2.43%	N/A		N/A		2.43%	N/A	552,441	552,441
SFR JV-1 securitization debt 2021-1(3)	July 2026	2.57%	N/A		N/A		2.57%	N/A	682,956	682,956
Single-family rental JV-1 properties borrowings									1,566,689	1,566,689
SFR JV-2 warehouse credit facility(12)	July 2024	SOFR+1.99%	0.10	% SOFR	3.25	% SOFR	5.24%	One year	18,618	18,618
SFR JV-2 term loan(3) (13)	October 2025	SOFR+2.10%	0.50	% SOFR	4.55	% SOFR	6.65%	Two one years	500,000	496,830
SFR JV-2 securitization debt 2022-1(3)	April 2027	4.32%	N/A		N/A		4.32%	N/A	530,171	530,171
SFR JV-2 securitization debt 2022-2(3)	July 2028	5.47%	N/A		N/A		5.47%	N/A	347,459	347,459
SFR JV-2 securitization debt 2023-1(3), (10)	July 2028	5.27%	N/A		N/A		5.86%	N/A	416,175	416,175
SFR JV-2 delayed draw term loan(3)	September 2028	5.39%	N/A		N/A		5.39%	N/A	194,480	194,480
Single-family rental JV-2 properties borrowings									2,006,903	2,003,733
SFR JV-HD warehouse credit facility(6)	May 2024	SOFR+2.00%	0.15	% SOFR	2.85	% SOFR	4.85%	One year	350,000	262,816
JV-HD term loan A(3),(7)	March 2028	5.96%	N/A		N/A		5.96%	N/A	150,000	150,000
JV-HD term loan B(3),(7)	March 2028	5.96%	N/A		N/A		5.96%	N/A	150,000	150,000
Single-family rental JV-HD properties borrowings									650,000	562,816
Single-family rental properties borrowings							4.48%		5,769,126	5,632,074
The Shops of Summerhill mortgage	October 2025	5.58%	N/A		N/A		5.58%	N/A	16,224	16,224
Construction facility(8), (15)	June 2026	Prime+1.25%	N/A		N/A		8.32%	One year	173,903	28,777
Canadian development properties borrowings							7.33%		190,127	45,001
Corporate office mortgages	November 2024	4.25%	N/A		N/A		4.30%	N/A	12,624	12,624
Corporate credit facility(9), (11)	June 2025	SOFR+3.07%	N/A		N/A		8.46%	N/A	500,000	170,000
Corporate borrowings							8.17%		512,624	182,624
										$5,859,699
Transaction costs (net of amortization)										(50,173)
Debt discount (net of amortization)										(31,526)
Total debt							4.62%		$6,471,877	$5,778,000

Current portion of long-term debt(2)										$309,116
Long-term debt										$5,468,884

Fixed-rate debt - principal value							4.05%			$4,433,100
Floating-rate debt - principal value							6.37%			$1,426,599
(1) The effective interest rate is determined using the ending consolidated debt balances as at December 31, 2023 and the average of the applicable reference rates for the year ended December 31, 2023. The effective interest rate using the average debt balances and the average of the applicable reference rates for the year ended December 31, 2023 is 4.23%.
(2) The Company has the ability to extend the maturity of the loans where an extension option exists and intends to exercise such options wherever available. The current portion of long-term debt reflects the balance after the Company's extension options have been exercised.
(3) The term loan and securitization debt are secured, directly and indirectly, by approximately 31,400 single-family rental homes.
(4) On July 27, 2023, the Company amended the loan agreement to extend the maturity of the term loan by six months to April 2024 (with the option to extend for another six months to October 2024) and increased the commitment value by $100,000 with an interest rate cap of 4.25% SOFR. The coupon rate remains unchanged. The amendment resulted in the extinguishment of the original liability and the recognition of a gain on debt extinguishment of $1,326 in the consolidated statements of comprehensive income. A new liability was recognized, reflecting the amended terms. On October 24, 2023, the Company purchased a new interest rate cap on this facility at 4.25% of SOFR.
(5) On September 22, 2023, the Company amended the loan agreement in respect of the Warehouse credit facility 2022 to increase the commitment value by $50,000 to $100,000. The coupon rate also changed from SOFR+1.85% to SOFR+1.95%. On December 11, 2023, the Company amended the loan agreement again to increase the commitment value by $100,000 to $200,000 and extended the maturity of the facility by one year to January 1, 2025 with the coupon rate unchanged.
(6) On May 11, 2023, SFR JV-HD amended its warehouse facility agreement to decrease the commitment value by $140,000 to $350,000 and increase the interest rate cap to 2.85% of SOFR. The maturity date and the extension option remained unchanged.
(7) On March 10, 2023, SFR JV-HD entered into two new term loan facilities, each with a total commitment of $150,000, a term to maturity of five years and a fixed interest rate of 5.96%. These facilities are secured by pools of 707 and 696 single-family rental properties. The loan proceeds were primarily used to pay down existing short-term SFR JV-HD debt and to fund the acquisition of rental homes.
(8) The construction facility is secured by the land under development at The James (Scrivener Square).
(9) The Company has provided a general security agreement creating a first priority security interest on the assets of the Company, excluding, among other things, single-family rental homes, multi-family rental properties and interests in for-sale housing. As part of the corporate credit facility, the Company designated $35,000 to issue letters of credit as security against contingent obligations related to its Canadian multi-family developments. As at December 31, 2023, the letters of credit outstanding totaled $13,962 (C$18,467).
(10) On July 11, 2023, SFR JV-2 entered into a new securitized loan facility with a total commitment of $416,430, a term to maturity of five years and a weighted average fixed interest rate of 5.27%. The securitization involved the issuance of five classes of fixed-rate pass-through certificates at a discount of $12,160 to the stated face value, resulting in an effective interest rate of 5.86%. This facility is secured by a pool of 2,115 single-family rental properties. The loan proceeds were primarily used to pay down the existing short-term SFR JV-2 variable-rate debt.
(11) On September 15, 2023, the margin on the corporate facility was reduced by 3 basis points from 3.10% to 3.07%.
(12) On August 1, 2023, the interest rate cap on the SFR JV-2 Warehouse Credit facility expired and was not renewed. On November 30, 2023, SFR JV-2 amended the loan agreement on this facility to reduce the commitment value from $134,456 to $18,618 and purchased a new interest rate cap at 3.25% of SOFR, effective December 1, 2023.
(13) On October 4, 2023, SFR JV-2 purchased a new interest rate cap on the SFR JV-2 term loan at 4.55% of SOFR.
(14) On November 29, 2023, the Company entered into a new securitized loan facility with a total commitment of $360,188, a term to maturity of five years and an effective interest rate of 6.40%. This facility is secured by a pool of 1,685 single-family rental properties. The loan proceeds were primarily used to pay down the existing Securitization debt 2017-2 fixed-rate debt.
(15) The extension option on this facility is subject to the lender's discretion

		December 31, 2022
(in thousands of U.S. dollars)	Maturity dates	Coupon/stated interest rates	Interest rate floor		Interest rate cap		Effective interest rates	Extension options	Total facility	Outstanding balance

Term loan	October 2023	SOFR+2.30%	0.50	% SOFR	5.50	% SOFR	4.21%	One year	$220,499	$220,499
Securitization debt 2017-2	January 2024	3.68%	N/A		N/A		3.68%	N/A	345,620	345,620
Warehouse credit facility 2022	January 2024	SOFR+1.85%	0.15	% SOFR	3.25	% SOFR	3.72%	One year	50,000	—
Securitization debt 2018-1	May 2025	3.96%	N/A		N/A		3.96%	N/A	302,699	302,699
Securitization debt 2020-2	November 2027	1.94%	N/A		N/A		1.94%	N/A	425,720	425,720
Single-family rental wholly-owned properties borrowings									1,344,538	1,294,538
SFR JV-1 securitization debt 2019-1	March 2026	3.12%	N/A		N/A		3.12%	N/A	332,263	332,263
SFR JV-1 securitization debt 2020-1	July 2026	2.43%	N/A		N/A		2.43%	N/A	552,882	552,882
SFR JV-1 securitization debt 2021-1	July 2026	2.57%	N/A		N/A		2.57%	N/A	682,956	682,956
Single-family rental JV-1 properties borrowings									1,568,101	1,568,101
SFR JV-2 subscription facility	July 2023	SOFR+2.00%	0.15	% SOFR	N/A		3.88%	One year	410,000	409,000
SFR JV-2 warehouse credit facility	July 2024	SOFR+1.99%	0.10	% SOFR	3.25	% SOFR	3.87%	One year	700,000	392,551
SFR JV-2 term loan	October 2025	SOFR+2.10%	0.50	% SOFR	4.55	% SOFR	5.98%	Two one years	500,000	390,671
SFR JV-2 securitization debt 2022-1	April 2027	4.32%	N/A		N/A		4.32%	N/A	530,387	530,387
SFR JV-2 securitization debt 2022-2	July 2028	5.47%	N/A		N/A		5.47%	N/A	347,772	347,772
SFR JV-2 delayed draw term loan	September 2028	5.39%	N/A		N/A		5.39%	N/A	200,000	194,685
Single-family rental JV-2 properties borrowings									2,688,159	2,265,066
SFR JV-HD subscription facility	May 2023	SOFR+2.00%	0.15	% SOFR	N/A		3.88%	One year	130,000	127,000
SFR JV-HD warehouse credit facility	May 2024	SOFR+2.00%	0.15	% SOFR	2.60	% SOFR	3.81%	One year	490,000	489,720
Single-family rental JV-HD properties borrowings									620,000	616,720
Single-family rental properties borrowings							3.73%		6,220,798	5,744,425
The Shops of Summerhill mortgage	October 2025	5.58%	N/A		N/A		5.58%	N/A	16,063	16,063
Construction facility	June 2026	Prime+1.25%	N/A		N/A		4.12%	One year	169,809	5,032
Canadian development properties borrowings							5.23%		185,872	21,095
Corporate office mortgages	November 2024	4.25%	N/A		N/A		4.30%	N/A	12,717	12,717
Corporate credit facility	June 2025	SOFR+3.10%	N/A		N/A		4.60%	N/A	500,000	—
Corporate borrowings							4.30%		512,717	12,717
										$5,778,237
Transaction costs (net of amortization)										(49,404)
Debt discount (net of amortization)										(649)
Total debt							3.73%		$6,919,387	$5,728,184

Current portion of long-term debt										$757,135
Long-term debt										$4,971,049

Fixed-rate debt - principal value							3.43%			$3,743,764
Floating-rate debt - principal value							4.30%			$2,034,473
The Company was in compliance with the covenants and other undertakings outlined in all loan agreements.

The scheduled principal repayments and debt maturities are as follows, reflecting the maturity dates after all extensions have been exercised:

(in thousands of U.S. dollars)	Single-family rental borrowings	Canadian development properties borrowings	Corporate borrowings	Total

2024	$296,256	$236	$12,624	$309,116
2025	717,462	15,988	170,000	903,450
2026	2,063,519	28,777	—	2,092,296
2027	936,535	—	—	936,535
2028 and thereafter	1,618,302	—	—	1,618,302
	5,632,074	45,001	182,624	5,859,699
Transaction costs (net of amortization)				(50,173)
Debt discount (net of amortization)				(31,526)
Total debt				$5,778,000

Fair value of debt

The table below presents the fair value and the carrying value (net of unamortized deferred financing fees and debt discount) of the fixed-rate loans as at December 31, 2023.

	December 31, 2023
(in thousands of U.S. dollars)	Fair value	Carrying value

Securitization debt 2018-1	281,393	282,530
Securitization debt 2020-2	365,928	402,039
SFR JV-1 securitization debt 2019-1	318,730	328,498
SFR JV-1 securitization debt 2020-1	520,270	548,021
SFR JV-1 securitization debt 2021-1	629,865	677,167
SFR JV-2 securitization debt 2022-1	509,276	524,460
SFR JV-2 securitization debt 2022-2	346,439	342,788
SFR JV-2 securitization debt 2023-1	415,281	398,278
Securitization debt 2023-2	354,406	333,310
JV-2 delayed draw term loan	188,655	193,256
JV-HD term loan A	148,966	148,954
JV-HD term loan B	148,966	148,954
The Shops of Summerhill mortgage	16,079	16,162
Corporate office mortgages	12,384	12,624
Total	$4,256,638	$4,357,041

The carrying value of variable term loans approximates their fair value, since their variable interest terms are indicative of prevailing market prices.